UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F
FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2006 Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one):[  ] is a restatement.
				[  ] adds new holdings entities.

Institutional Investment Manager Filing this Report:

Name:		Elliott & Associates, Inc.
Address:	101 W. Kirkwood
		Suite 230
		Bloomington, IN  47404

13F File Number: 28-4845

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person singing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Matthew K. Bradley
Title:		Vice President
Phone:		812-332-5259
Signature, Place, and Date of Signing:

    Matthew K. Bradley    Indianapolis, IN    November 2, 2006

Report Type (Check only one):

[ X]		13F HOLDINGS REPORT.

[  ]		13F NOTICE.

[  ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		89

Form 13F Information Table Value Total:		$115,783

List of Other Included Managers:

NONE

                               TITLE                     VALUE      SHARES/    SHR/      INVS
NAME OF ISSUER                OF CLASS      CUSIP       (x$1000)    PRN AMT     PRN      DSCR
-----------------------------------------------------------------------------------------------------
3M Company                      COM       88579Y101           2091      28103   SHR      SOLE
Abbott Laboratories             COM       002824100           1204      24800   SHR      SOLE
Accenture                       COM       G1150G111           1582      49900   SHR      SOLE
Aflac Inc                       COM       001055102            650      14201   SHR      SOLE
Allergan Inc.                   COM       001849010            225       2000   SHR      SOLE
American Int'l Group, Inc       COM       026874107            411       6200   SHR      SOLE
American Movil S A DE CV        ADR       02364W105           1378      35000   SHR      SOLE
American Power Conversion       COM       029066107            582      26500   SHR      SOLE
Amern Tower Corp Class A        COM       029912201           1183      32400   SHR      SOLE
Amgen Incorporated              COM       031162100            651       9100   SHR      SOLE
Apache Corp                     COM       037411105            657      10400   SHR      SOLE
Automatic Data Processing       COM       053015103           1117      23600   SHR      SOLE
Bank of America                 COM       060505104           2783      51950   SHR      SOLE
Barclays Plc                    ADR       06738E204           1168      23000   SHR      SOLE
Barr Pharmuceuticals, Inc.      COM       068306109            753      14500   SHR      SOLE
Berkshire Hathaway Cl B         COM       084670207            898        283   SHR      SOLE
BP Amoco PLD ADR                ADR       055622104           4615      70367   SHR      SOLE
Burlington Northern Sante Fe    COM       12189T104           1160      15800   SHR      SOLE
Capital One Financial           COM       14040H105            983      12500   SHR      SOLE
Caterpillar                     COM       149123101           1211      18400   SHR      SOLE
Chevrontexaco Corp              COM       166764100            332       5119   SHR      SOLE
Cisco Systems Inc.              COM       17275R102           1969      85700   SHR      SOLE
Citigroup                       COM       172967101           2192      44133   SHR      SOLE
Colgate-Palmolive               COM       194162103           1178      18966   SHR      SOLE
Companhia Vale Do Adr           ADR       204412209            420      19500   SHR      SOLE
Conocophillips Com              COM       20825C104           1844      30968   SHR      SOLE
Consol Energy Inc               COM       20854P109           1761      55509   SHR      SOLE
Copano Energy Llc               COM       217202100            328       6100   SHR      SOLE
Corning Inc.                    COM       219350105           1521      62300   SHR      SOLE
CSX Corporation                 COM       126408103           1264      38503   SHR      SOLE
Danaher Corporation             COM       235851102            735      10700   SHR      SOLE
Diageo PLC ADR                  ADR       386090302           2222      31285   SHR      SOLE
Duke Realty Investments         COM       264411505            332       8900   SHR      SOLE
Ebay, Inc.                      COM       278642103           1719      60600   SHR      SOLE
Eli Lilly & Co.                 COM       532457108           1419      24894   SHR      SOLE
Emerson Electric Company        COM       291011104            210       2502   SHR      SOLE
Encana Corporation              COM       292505104            537      11499   SHR      SOLE
Endologix Inc.                  COM       29266S106             48      12000   SHR      SOLE
EOG Resources                   COM       26875P101            202       3100   SHR      SOLE
Express 1 Expidited Solution    COM       815801105             20      16500   SHR      SOLE
Exxon Mobile Corp.              COM       30231G102           1931      28772   SHR      SOLE
FedEx Corp                      COM       31428X106           2565      23600   SHR      SOLE
Fluor Corp.                     COM       343861100            392       5100   SHR      SOLE
General Electric                COM       369604103           4637     131373   SHR      SOLE
Genuine Parts Co                COM       372460105           1113      25800   SHR      SOLE
Goldman Sachs Group Inc.        COM       38141G104            457       2700   SHR      SOLE
Harrahs Entmt Inc               COM       413619107           1554      23400   SHR      SOLE
Henry Schein Inc                COM       806407102           1459      29100   SHR      SOLE
Honda Motor Co Ltd Adr          ADR       438128308            501      14900   SHR      SOLE
HSBC Holdings PLC-SPON          ADR       404280406           1309      14300   SHR      SOLE
Intel Corporation               COM       458140100           1625      79014   SHR      SOLE
J.P. Morgan Chase & Co.         COM       46625H100           1597      34018   SHR      SOLE
Johnson & Johnson               COM       478160104           2273      35000   SHR      SOLE
Marriott Intl Inc Cl A          COM       571903202           1530      39600   SHR      SOLE
Marshall & Ilsley Corp          COM       571834100            705      14638   SHR      SOLE
McCormick & Co.                 COM       579780206            479      12600   SHR      SOLE
Medtronic Inc                   COM       585055106           1817      39125   SHR      SOLE
Merrill Lynch                   COM       590188108           1150      14700   SHR      SOLE
Microsoft Corporation           COM       594918104           3182     116331   SHR      SOLE
Monsanto                        COM       61166W101           2863      60900   SHR      SOLE
Motorola Inc.                   COM       620076109           1355      54200   SHR      SOLE
Omnicom Group Inc.              COM       681919106           1030      11000   SHR      SOLE
Oracle Corp                     COM       68389X105           1038      58518   SHR      SOLE
Paincare Holdings Inc           COM       69562E104             17      12050   SHR      SOLE
PepsiCo Inc.                    COM       713448108           2832      43400   SHR      SOLE
Petroleo Brasileiro Adrf        ADR       71654V408            633       7550   SHR      SOLE
Pfizer Inc.                     COM       717081103           1247      43978   SHR      SOLE
Praxair, Inc.                   COM       74005P104           2272      38400   SHR      SOLE
Procter & Gamble                COM       742718109           2605      42034   SHR      SOLE
Republic Bancorp Incl KY Cl     COM       760281204            445      21035   SHR      SOLE
Roche Hldg Ltd Spon Adrf        ADR       771195104           1724      19900   SHR      SOLE
Schlumberger Ltd.               COM       806857108           1613      26000   SHR      SOLE
Simon Property Group, Inc       COM       828806109            507       5600   SHR      SOLE
Starbucks Corporation           COM       855244109            613      18000   SHR      SOLE
Starwood Hotels & Resort        COM       85590A401            646      11300   SHR      SOLE
Stryker Corp                    COM       863667101           1349      27200   SHR      SOLE
Suncor Energy                   ADR       867229106            591       8200   SHR      SOLE
Sysco Corp                      COM       871829107           1161      34700   SHR      SOLE
Target Corp.                    COM       87612E106            536       9700   SHR      SOLE
Textron Incorporated            COM       883203101            954      10900   SHR      SOLE
Toyota Motor                    ADR       892331307           2026      18600   SHR      SOLE
Transocean Offshore Inc.        COM       893817106            520       7100   SHR      SOLE
United Commerce Bancorp         COM       909835100            288      20000   SHR      SOLE
United Technologies Corp.       COM       913017109           1242      19600   SHR      SOLE
Walgreen Company                COM       931422109           3334      75100   SHR      SOLE
Wells Fargo & Co                COM       949746101           1085      30000   SHR      SOLE
Williams Companies, Inc.        COM       969457100            621      26000   SHR      SOLE
Wyeth                           COM       983024100           1379      27133   SHR      SOLE
XTO Energy                      COM       98385X106            586      13900   SHR      SOLE
